Annual Total Returns - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement Income Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Advisor Managed Retirement Income Fund - Class Z6
Bar Chart Table:
Annual Return 2020	8.78%
Annual Return 2021	2.98%
Annual Return 2022	(11.49%)